INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of current and deferred components of income tax expense

	Year Ended December 31,
	2022	2023	2024	2024
	CNY	CNY	CNY	US$

Current income tax expense	—	—	—	—
Deferred income tax benefit	—	—	—	—
Total tax credit for the year from continuing operations	—	—	—	—
Total tax charge for the year from a discontinued operation	5,864	1,931	—	—
Total	5,864	1,931	—	—

Schedule of Profit/(loss) before income tax

	Year Ended December 31,
	2022	2023	2024	2024
	CNY	CNY	CNY	US$

PRC	6,406	(1,718)	(2,631)	(360)
BVI	(22,776)	(8,738)	(473)	(64)
Hong Kong	(62)	(56)	(56)	(8)

Total loss before income tax for the year	(16,432)	(10,512)	(3,160)	(432)

Schedule of reconciliation of the income tax expenses

	Year Ended December 31,
	2022	2023	2024	2024
	CNY	CNY	CNY	US$

Loss before income tax for the year from continuing operations	(23,338)	(8,337)	(3,160)	(432)
Profit/(loss) before income tax for the year from a discontinued operation	6,906	(2,175)	—	—
Total	(16,432)	(10,512)	(3,160)	(432)
Tax at the statutory tax rate	25%	25%	25%	25%
Computed income tax benefit	(4,108)	(2,628)	(790)	(108)
Effect of different tax rates of the Company and certain subsidiaries	5,699	2,190	123	17
Tax losses with no deferred tax assets recognized	420	290	667	91
Non-deductible expenses	983	617	—	—
Statutory income	(201)	—	—	—
Deductible temporary differences with no deferred tax assets recognized	971	2,430	—	—
Utilization of previously unrecognized deductible temporary differences and tax losses	(1,774)	(2,021)	—	—
Write-off of unrecoverable deferred tax assets previously recognized	2,272	—	—	—
Preferential tax rate	14	95	—	—
Others	1,588	958	—	—

Total tax credit for the year from continuing operations	—	—	—	—
Total tax charge for the year from a discontinued operation	5,864	1,931	—	—
Income tax benefit	5,864	1,931	—	—